SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of weighted average number of shares outstanding
		December 31,
	2013	2012	2011

Weighted-average common
shares outstanding (basic)	6,863,238	7,415,768	8,757,880

Dilutive effect of assumed
exercise of stock options	5,972	6,251	8,391

Weighted-average common
shares outstanding (diluted)	6,869,210	7,422,019	8,766,271

Schedule of unvested stock awards

		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2011	20,840	$4.00
Stock Conversion	(2,980)	-
Awarded	5,600	1.28
Vested	(6,143)	3.52
Unvested at December 31, 2012	17,317	$3.29

		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2012	17,317	$3.29
Awarded	-	-
Forfeited	400	1.28
Vested	(6,155)	3.25
Unvested at December 31, 2013	11,562	$3.24

Schedule of corporation's stock option plan

	2013		2012		2011
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	370,339	$12.80	425,600	$11.10	421,200	$11.05
Stock conversion	-	-	(60,861)	1.76	-	-
Granted	-	-	5,600	8.30	4,400	9.04
Exercised	-	-	-	-	-	-
Forfeited	(400)	8.30	-	-	-	-

Outstanding at end of year	369,939	$12.80	370,339	$12.80	425,600	$11.10

Options exercisable at year-end	359,177	$12.91	353,022	$12.96	404,760	$11.14

Fair value of options granted during the year		N/A		$1.28		$5.30

Weighted average remaining vesting period		1 months		2 months		2 months

Schedule of stock options outstanding
The following information applies to options outstanding at December 31, 2013:
Number outstanding	369,939
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.91
Weighted-average remaining contractual life	1.9 years

The following information applies to options outstanding at December 31, 2012:
Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The following information applies to options outstanding at December 31, 2011:
Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	3.8 years

Schedule of estimated fair values of the company's financial instruments

	2013		2012
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	(In thousands)
Financial assets
Cash and cash equivalents	$22,112	$22,112	$25,114	$25,114
Investment securities	153,942	153,942	195,963	195,963
Mortgage-backed securities	12,477	12,591	9,610	9,801
Loans receivable –
net and loans held for sale	336,134	362,066	340,414	381,018
Accrued interest receivable	1,971	1,971	2,264	2,264
Federal Home Loan Bank stock	8,651	8,651	8,651	8,651

	$535,287	$561,333	$582,016	$622,811
Financial liabilities
Deposits	$469,387	$468,417	$490,646	$490,017
Advances from the Federal Home Loan Bank	19,261	20,207	24,314	24,920
Accrued interest payable	71	71	90	90
Advances by borrowers for taxes and insurance	2,357	2,357	2,331	2,331

	$491,076	$491,052	$517,381	$517,358

Schedule of available for sale securities

		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
		assets	inputs	inputs
	Total	(Level 1 )	(Level 2 )	(Level 3 )
	(In thousands)
Securities available for sale at December 31, 2013:
U.S. Government agency securities	$148,349	-	$148,349	-
Municipal obligations	3,015	-	3,015	-
Corporate Securities	2,578	-	2,578	-
Mortgage-backed securities	9,361	-	9,361	-

Securities available for sale at December 31, 2012:
U.S. Government agency securities	$192,705	-	$192,705	-
Municipal obligations	3,258	-	3,258	-
Mortgage-backed securities	6,029	-	6,029	-

Schedule of fair value measurements of financial position on a recurring or nonrecurring basis

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
December 31, 2013:
Financial assets:
Cash and cash equivalents	$22,112	$22,112	$-	$-
Mortgage-backed securities	3,230	-	3,230	-
Loans receivable - net	362,066	-	362,066	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	1,971	-	1,971	-
Financial liabilities:
Deposits	468,417	-	468,417	-
Advances from the Federal Home Loan Bank	20,207	-	20,207	-
Advances by borrowers for taxes and insurance	2,357	-	2,357	-
Accrued interest payable	71	-	71	-

December 31, 2012:
Financial assets:
Cash and cash equivalents	$25,114	$25,114	$-	$-
Mortgage-backed securities	3,772	-	3,772	-
Loans receivable - net	381,018	-	381,018	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	2,264	-	2,264	-
Financial liabilities:
Deposits	490,017	-	490,017	-
Advances from the Federal Home Loan Bank	24,920	-	24,920	-
Advances by borrowers for taxes and insurance	2,331	-	2,331	-
Accrued interest payable	90	-	90	-